STOCKHOLDERS' EQUITY (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2018 $ / shares
Preferred stock, shares authorized	87,355,585	87,355,585	87,355,585
Preferred stock, par value | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in Shares)	150,000,000	150,000,000	150,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001
Northern Genesis Acquisition Corp II [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares outstanding	10,350,000	10,350,000
Common stock, shares issued	10,350,000
Common stock to possible redemption	41,400,000	0
Preferred stock, issued and outstanding, description	At September 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.
Common shares, votes per share	1